Leased Properties - Operating Lease Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease assets	$ 995,667	$ 0
Current operating lease liabilities	255,207
Noncurrent operating lease liabilities	756,519	$ 0
Total operating lease liabilities	$ 1,011,726